Expense Example - Pioneer Bond Fund	Nov. 01, 2021 USD ($)
A
Expense Example:
1	$ 530
3	700
5	885
10	1,418
C
Expense Example:
1	246
3	452
5	782
10	1,713
K
Expense Example:
1	35
3	109
5	191
10	431
R
Expense Example:
1	110
3	343
5	595
10	1,317
Y
Expense Example:
1	46
3	144
5	252
10	$ 567